INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill
Goodwill	$ 28,751,206	$ 25,526,855	$ 29,804,715
Rizobacter Argentina
Goodwill
Goodwill	22,277,336	20,094,633	23,484,761
Bioceres Crops S.A.
Goodwill
Goodwill	6,003,780	$ 5,432,222	$ 6,319,954
Insumos Agroquimicos S.A.
Goodwill
Goodwill	$ 470,090